SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash equivalents	$ 0	$ 0	$ 0
Marketable Securities Held in Trust Account [Abstract]
Interest withdrawn from trust account to pay its franchise and income taxes	472,116	482,347	954,463
Income Taxes [Abstract]
Unrecognized tax benefits	0	0	0
Accrued interest and penalties	0	0	$ 0
Numerator: Net (Loss) Income minus Redeemable Net Earnings [Abstract]
Net (loss) income	1,403,487	(4,452,960)
Investment Income, Interest	2,338,057	$ 909,361
Class A Common Stock [Member]
Net income (loss) per common share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)		19,454,500
Redeemable Class A Common Stock [Member]
Numerator: Net (Loss) Income minus Redeemable Net Earnings [Abstract]
Investment Income, Interest	2,231,675	$ 849,889
Income Taxes and Regulatory Compliance Fees	(516,716)	(286,939)
Net Earnings	$ 1,714,959	$ 562,950
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock [Abstract]
Weighted average shares, basic and diluted (in shares)	23,888,417	23,840,175
Basic and diluted net earnings/loss per share (in dollars per share)	$ 0.07	$ 0.02
Non-Redeemable Class A and B Common Stock [Member]
Numerator: Net (Loss) Income minus Redeemable Net Earnings [Abstract]
Net (loss) income	$ 1,403,487	$ (4,452,960)
Net Earnings	(1,714,959)	(562,950)
Non-Redeemable Net Loss	$ (311,472)	$ (5,015,910)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock [Abstract]
Weighted average shares, basic and diluted (in shares)	6,908,855	7,409,825
Basic and diluted net earnings/loss per share (in dollars per share)	$ (0.05)	$ (0.68)